Borrowings (Collateral Pledged for Repurchase Agreements) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 97,671,000	$ 102,994,000
Short-term Borrowings	53,235,000	25,695,000
US Treasury Securities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	36,316,000
Maturity Overnight [Member] | US Treasury Securities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	35,515,000
Maturity Less than 30 Days [Member] | US Treasury Securities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	139,000
Maturity 30 to 90 Days [Member] | US Treasury Securities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	277,000
Maturity Greater than 90 Days [Member] | US Treasury Securities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	385,000
Securities Sold under Agreements to Repurchase [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	36,316,000	28,437,000
Short-term Borrowings	$ 33,563,000	$ 25,695,000